Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Inventories
Schedule of inventories

	12.31.2021	12.31.2020
Crude oil	3,048	2,242
Oil products	2,495	1,925
Intermediate products	532	396
Natural gas and Liquefied Natural Gas (LNG)	349	122
Biofuels	19	30
Fertilizers	8	8
Total products	6,451	4,723
Materials, supplies and others	804	954
Total	7,255	5,677